Structured Entities - Summary of Assets and Liabilities, Maximum Exposure to Loss Related to Interests in Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		$ 318,223	$ 284,724
Loans		819,965	717,575
Derivatives		154,439	95,541
Other assets		80,300	61,883
Derivatives		153,491	91,439
Multi-seller conduits [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	[1]	255	12
Derivatives	[1]	25	17
Assets	[1]	280	29
Derivatives	[1]	171	93
Liabilities	[1]	171	93
Maximum exposure to loss	[1],[2]	48,260	40,893
Total assets of unconsolidated structured entities	[1]	47,289	40,074
Structured Finance [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans		5,334	4,569
Other assets		6	27
Assets		5,340	4,596
Maximum exposure to loss	[2]	8,658	8,361
Total assets of unconsolidated structured entities		26,543	19,881
Non RBC Managed Investment Funds [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		3,089	3,047
Assets		3,089	3,047
Maximum exposure to loss	[2]	3,758	3,651
Total assets of unconsolidated structured entities		548,320	506,699
Third-party Securitization Vehicles [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans		8,494	6,855
Assets		8,494	6,855
Maximum exposure to loss	[2]	14,339	12,214
Total assets of unconsolidated structured entities		64,361	80,458
Other [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		595	537
Loans		2,487	1,453
Derivatives		100	108
Other assets		568	363
Assets		3,750	2,461
Maximum exposure to loss	[2]	5,523	4,057
Total assets of unconsolidated structured entities		554,573	392,348
Unconsolidated Structured Entities [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		3,939	3,596
Loans		16,315	12,877
Derivatives		125	125
Other assets		574	390
Assets		20,953	16,988
Derivatives		171	93
Liabilities		171	93
Maximum exposure to loss	[2]	80,538	69,176
Total assets of unconsolidated structured entities		$ 1,241,086	$ 1,039,460

[1]	Total assets of unconsolidated structured entities represent the maximum assets that may have to be purchased by the conduits under purchase commitments outstanding. Of the purchase commitments outstanding, the conduits have purchased financial assets totalling $32 billion as at October 31, 2022 (October 31, 2021 – $25 billion).
[2]	The maximum exposure to loss resulting from our interests in these entities consists mostly of investments, loans, fair value of derivatives, liquidity and credit enhancement facilities. The maximum exposure to loss of the multi-seller conduits is higher than the on-balance sheet assets primarily because of the notional amounts of the backstop liquidity and credit enhancement facilities. Refer to Note 24.